Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Operating activities
Net loss	$ (2,360)	$ (1,933)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property and equipment	91	129
Non-cash stock-based compensation	256	92
Amortization of debt issuance costs	40	50
Noncash interest	12	15
(Increase) decrease in operating assets:
Accounts receivable	(832)	283
Inventory	295	(98)
Prepaid expenses and other current assets	76	(55)
Other assets	(778)	21
Increase (decrease) in operating liabilities:
Accounts payable and accrued expenses	(357)	171
Deferred revenue	2,061	33
Net cash used in operating activities	(1,296)	(1,292)
Investing activities
Purchase of property and equipment		(30)
Net cash provided by (used in) investing activities		(30)
Financing activities
Repayment of debt	(500)
Payment of financing costs	(140)
Proceeds from exercise of warrants	174
Proceeds from short-term borrowings		500
Proceeds from stock options exercised		72
Proceeds from issuance of common stock	3,189
Net cash provided by financing activities	2,723	572
Effect of exchange rates on cash and cash equivalents	2	(14)
Net increase (decrease) in cash and cash equivalents	1,429	(764)
Cash and cash equivalents, beginning of year	240	1,004
Cash and cash equivalents, end of year	1,669	240
Supplemental disclosure of cash flow information
Cash paid for taxes	5	2
Inventory Valuation Reserve [Member]
Adjustments to reconcile net loss to net cash used in operating activities:
Inventory reserve	$ 200